Expense Example - PIMCO Total Return Portfolio	Apr. 30, 2021 USD ($)
Class A
Expense Example:
Expense Example, with Redemption, 1 Year	$ 57
Expense Example, with Redemption, 3 Years	186
Expense Example, with Redemption, 5 Years	326
Expense Example, with Redemption, 10 Years	735
Class B
Expense Example:
Expense Example, with Redemption, 1 Year	83
Expense Example, with Redemption, 3 Years	265
Expense Example, with Redemption, 5 Years	463
Expense Example, with Redemption, 10 Years	1,034
Class E
Expense Example:
Expense Example, with Redemption, 1 Year	73
Expense Example, with Redemption, 3 Years	234
Expense Example, with Redemption, 5 Years	409
Expense Example, with Redemption, 10 Years	$ 916